Non-current Financial Assets and Other Non-current Assets - Summary of Non-current Financial Assets and Other Non-current Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Categories of non-current financial assets [abstract]
Deposit and financial investments	$ 31,237	$ 869
Restricted cash	2,320	4,556
Other financial assets	1,934	2,096
Non current financial assets	35,491	7,521
Research tax credit	16,127	11,594
Other non-current assets	$ 16,127	$ 11,594